Statement of Operations (Predecessor Basis)	2 Months Ended
Feb. 28, 2017 USD ($)
Investment income
Dividend income from unaffiliated issuers
Interest income	3,011
Total investment income	3,011
Expenses
General and administrative fees	17,516
Management fees	108,958
Legal and professional fees	98,646
Other operating expenses	1,907
Total expenses	227,027
Net investment loss	(224,016)
Realized and unrealized losses
Net realized losses on investments in unaffiliated issuers	(15,327)
Aptorum Therapeutics - related party	(98,434)
Unaffiliated issuers	(288,307)
Net realized and unrealized losses	(402,068)
Net decrease in net assets resulting from operations	$ (626,084)